Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity® Conservative Income Bond Fund

May 31, 2019

ZCI-QTLY-0719
1.9887607.101

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 51.7%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.8%
Entertainment - 0.8%
NBCUniversal Enterprise, Inc. 3 month U.S. LIBOR + 0.400% 2.9918% 4/1/21 (a)(b)(c)	$550,000	$551,639
Media - 1.0%
Comcast Corp.:
3 month U.S. LIBOR + 0.330% 2.9218% 10/1/20 (b)(c)	179,000	179,342
3 month U.S. LIBOR + 0.440% 3.0318% 10/1/21 (b)(c)	220,000	220,861
3.3% 10/1/20	300,000	303,169
		703,372

TOTAL COMMUNICATION SERVICES		1,255,011

CONSUMER DISCRETIONARY - 2.0%
Automobiles - 2.0%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 2.6719% 2/21/20 (b)(c)	250,000	250,195
3 month U.S. LIBOR + 0.260% 2.8746% 6/16/20 (b)(c)	500,000	500,658
3 month U.S. LIBOR + 0.280% 2.8715% 10/19/20 (b)(c)	300,000	300,119
3.15% 1/8/21	46,000	46,554
General Motors Financial Co., Inc. 3 month U.S. LIBOR + 0.850% 3.4421% 4/9/21 (b)(c)	250,000	249,940
		1,347,466
CONSUMER STAPLES - 1.3%
Food Products - 0.6%
Conagra Brands, Inc. 3 month U.S. LIBOR + 0.750% 3.3415% 10/22/20 (b)(c)	129,000	129,041
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 3.141% 4/16/21 (b)(c)	250,000	249,995
		379,036
Tobacco - 0.7%
Philip Morris International, Inc. 1.875% 2/25/21	500,000	494,758

TOTAL CONSUMER STAPLES		873,794

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
BP Capital Markets PLC 3 month U.S. LIBOR + 0.250% 2.7748% 11/24/20 (b)(c)	350,000	350,165
Shell International Finance BV 2.125% 5/11/20	250,000	249,284
		599,449
FINANCIALS - 40.8%
Banks - 29.1%
ABN AMRO Bank NV 3 month U.S. LIBOR + 0.410% 3.0015% 1/19/21 (a)(b)(c)	900,000	901,152
Bank of America Corp.:
3 month U.S. LIBOR + 0.660% 3.2515% 7/21/21 (b)(c)	500,000	501,774
2.369% 7/21/21 (b)	250,000	249,232
Bank of America NA 3 month U.S. LIBOR + 0.250% 2.7706% 8/28/20 (b)(c)	250,000	250,062
Bank of Montreal 3 month U.S. LIBOR + 0.570% 3.1799% 3/26/22 (b)(c)	300,000	300,938
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.490% 3.0815% 7/20/20 (a)(b)(c)	1,000,000	1,002,887
Barclays Bank PLC 3 month U.S. LIBOR + 0.460% 3.0413% 1/11/21 (b)(c)	500,000	497,687
BPCE SA 3.145% 7/31/20 (a)	300,000	302,012
Citibank NA:
3 month U.S. LIBOR + 0.320% 2.899% 5/1/20 (b)(c)	500,000	500,782
3 month U.S. LIBOR + 0.600% 3.1234% 5/20/22 (b)(c)	350,000	350,143
Citigroup, Inc.:
3 month U.S. LIBOR + 0.790% 3.374% 1/10/20 (b)(c)	750,000	752,602
3 month U.S. LIBOR + 0.930% 3.5366% 6/7/19 (b)(c)	250,000	250,019
Citizens Bank NA 3 month U.S. LIBOR + 0.570% 3.0906% 5/26/20 (b)(c)	500,000	501,257
Compass Bank 3 month U.S. LIBOR + 0.730% 3.3306% 6/11/21 (b)(c)	500,000	499,064
Credit Agricole SA:
3 month U.S. LIBOR + 0.970% 3.5706% 6/10/20 (a)(b)(c)	400,000	402,888
2.75% 6/10/20 (a)	400,000	400,806
Credit Suisse Group Funding Guernsey Ltd.:
3 month U.S. LIBOR + 2.290% 4.8909% 4/16/21 (b)(c)	1,000,000	1,032,259
2.75% 3/26/20	250,000	249,974
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.600% 3.1196% 5/18/21 (b)(c)	500,000	500,254
3 month U.S. LIBOR + 0.650% 3.2466% 9/11/21 (b)(c)	200,000	200,300
HSBC U.S.A., Inc. 2.75% 8/7/20	400,000	401,269
JP Morgan Chase Bank NA 3 month U.S. LIBOR + 0.340% 2.9264% 4/26/21 (b)(c)	1,250,000	1,250,630
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.955% 3.5465% 1/23/20 (b)(c)	300,000	301,731
3 month U.S. LIBOR + 1.100% 3.7066% 6/7/21 (b)(c)	250,000	253,272
2.75% 6/23/20	300,000	300,515
KeyCorp. 2.9% 9/15/20	300,000	301,385
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 3.0551% 5/7/21 (b)(c)	200,000	199,902
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.650% 3.2364% 7/26/21 (b)(c)	453,000	454,680
3 month U.S. LIBOR + 0.700% 3.3066% 3/7/22 (b)(c)	250,000	250,860
PNC Bank NA 3 month U.S. LIBOR + 0.350% 2.9466% 3/12/21 (b)(c)	250,000	250,123
Rabobank Nederland New York Branch:
3 month U.S. LIBOR + 0.430% 3.0164% 4/26/21 (b)(c)	500,000	501,455
3 month U.S. LIBOR + 0.830% 3.414% 1/10/22 (b)(c)	250,000	252,801
Regions Bank 3 month U.S. LIBOR + 0.500% 3.0353% 8/13/21 (b)(c)	350,000	349,417
Royal Bank of Canada 3 month U.S. LIBOR + 0.400% 2.9803% 1/25/21 (b)(c)	300,000	300,772
Sumitomo Mitsui Banking Corp.:
3 month U.S. LIBOR + 0.350% 2.938% 1/17/20 (b)(c)	1,000,000	1,001,887
3 month U.S. LIBOR + 0.370% 2.971% 10/16/20 (b)(c)	250,000	250,202
SunTrust Bank:
3 month U.S. LIBOR + 0.500% 3.0864% 10/26/21 (b)(c)	300,000	300,319
3 month U.S. LIBOR + 0.530% 3.1128% 1/31/20 (b)(c)	300,000	300,680
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.470% 2.9948% 5/24/21 (b)(c)	350,000	351,350
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.260% 2.8746% 9/17/20 (b)(c)	250,000	250,829
2.5% 12/14/20	400,000	400,840
U.S. Bank NA 3 month U.S. LIBOR + 0.250% 2.8311% 7/24/20 (b)(c)	250,000	250,459
Union Bank NA 3 month U.S. LIBOR + 0.600% 3.2066% 3/7/22 (b)(c)	300,000	300,000
Wells Fargo & Co. 3 month U.S. LIBOR + 0.880% 3.4715% 7/22/20 (b)(c)	500,000	502,435
Wells Fargo Bank NA:
3 month U.S. LIBOR + 0.310% 2.9068% 1/15/21 (b)(c)	250,000	250,053
3 month U.S. LIBOR + 0.500% 3.0915% 7/23/21 (b)(c)	250,000	250,315
3 month U.S. LIBOR + 0.620% 3.1406% 5/27/22 (b)(c)	350,000	350,261
3 month U.S. LIBOR + 0.650% 3.2576% 12/6/19 (b)(c)	250,000	250,790
		20,025,324
Capital Markets - 4.9%
Bank New York Mellon Corp.:
3 month U.S. LIBOR + 0.280% 2.8003% 6/4/21 (b)(c)	400,000	400,000
3 month U.S. LIBOR + 0.300% 2.9151% 12/4/20 (b)(c)	250,000	250,188
Goldman Sachs Bank U.S.A. U.S. SOFR SEC OVRN FIN RATE INDX + 0.600% 3% 5/24/21 (b)(c)	350,000	350,109
Goldman Sachs Group, Inc. 3 month U.S. LIBOR + 0.730% 3.3388% 12/27/20 (b)(c)	250,000	250,517
Morgan Stanley:
3 month U.S. LIBOR + 0.550% 3.0951% 2/10/21 (b)(c)	300,000	300,327
3 month U.S. LIBOR + 0.980% 3.5946% 6/16/20 (b)(c)	400,000	401,460
2.65% 1/27/20	250,000	249,976
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 3.009% 11/1/21 (b)(c)	200,000	200,451
UBS AG London Branch 3 month U.S. LIBOR + 0.580% 3.1745% 6/8/20 (a)(b)(c)	1,000,000	1,003,520
		3,406,548
Consumer Finance - 4.1%
American Express Co.:
3 month U.S. LIBOR + 0.620% 3.1396% 5/20/22 (b)(c)	350,000	350,260
3% 2/22/21	259,000	260,295
American Express Credit Corp. 3 month U.S. LIBOR + 0.430% 3.0451% 3/3/20 (b)(c)	1,100,000	1,102,140
Ford Motor Credit Co. LLC 3 month U.S. LIBOR + 0.430% 3.0056% 11/2/20 (b)(c)	250,000	247,421
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.170% 2.7621% 10/9/20 (b)(c)	250,000	250,061
3 month U.S. LIBOR + 0.420% 3.004% 7/10/20 (b)(c)	350,000	351,299
Toyota Motor Credit Corp. 3 month U.S. LIBOR + 0.150% 2.7535% 10/9/20 (b)(c)	250,000	250,073
		2,811,549
Diversified Financial Services - 0.3%
AIG Global Funding 3 month U.S. LIBOR + 0.460% 3.0615% 6/25/21 (a)(b)(c)	99,000	98,966
Cigna Corp. 3 month U.S. LIBOR + 0.650% 3.2646% 9/17/21 (a)(b)(c)	101,000	101,027
		199,993
Insurance - 2.4%
Marsh & McLennan Companies, Inc.:
3 month U.S. LIBOR + 1.200% 3.801% 12/29/21 (b)(c)	120,000	120,368
3.5% 12/29/20	64,000	64,940
Metropolitan Life Global Funding I:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 2.9% 5/28/21 (a)(b)(c)	350,000	349,974
U.S. SOFR SEC OVRN FIN RATE INDX + 0.570% 2.97% 9/7/20 (a)(b)(c)	200,000	200,263
U.S. SOFR SEC OVRN FIN RATE INDX + 0.850% 3.25% 1/15/21 (a)(b)(c)	300,000	301,289
New York Life Global Funding 3 month U.S. LIBOR + 0.320% 2.8851% 8/6/21 (a)(b)(c)	118,000	118,198
Protective Life Global Funding:
3 month U.S. LIBOR + 0.370% 2.9668% 7/13/20 (a)(b)(c)	250,000	250,545
3 month U.S. LIBOR + 0.520% 3.1174% 6/28/21 (a)(b)(c)	250,000	250,720
		1,656,297

TOTAL FINANCIALS		28,099,711

HEALTH CARE - 1.8%
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. 3 month U.S. LIBOR + 0.875% 3.476% 12/29/20 (b)(c)	188,000	188,050
Health Care Providers & Services - 1.2%
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 3.3206% 3/9/21 (b)(c)	250,000	251,010
3.125% 3/9/20	550,000	551,962
		802,972
Pharmaceuticals - 0.3%
Bayer U.S. Finance II LLC 3 month U.S. LIBOR + 0.630% 3.2315% 6/25/21 (a)(b)(c)	250,000	247,926

TOTAL HEALTH CARE		1,238,948

INDUSTRIALS - 0.7%
Machinery - 0.7%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.250% 2.7706% 8/26/20 (b)(c)	300,000	300,150
2.65% 5/17/21	182,000	182,828
		482,978
INFORMATION TECHNOLOGY - 0.7%
IT Services - 0.7%
IBM Corp. 2.8% 5/13/21	500,000	502,250
UTILITIES - 1.7%
Electric Utilities - 0.2%
Florida Power & Light Co. 3 month U.S. LIBOR + 0.400% 2.9651% 5/6/22 (b)(c)	138,000	138,045
Multi-Utilities - 1.5%
Consolidated Edison Co. of New York, Inc. 3 month U.S. LIBOR + 0.400% 3.0015% 6/25/21 (b)(c)	250,000	250,681
Sempra Energy 3 month U.S. LIBOR + 0.250% 2.8468% 7/15/19 (b)(c)	810,000	810,062
		1,060,743

TOTAL UTILITIES		1,198,788

TOTAL NONCONVERTIBLE BONDS
(Cost $35,557,202)		35,598,395

U.S. Treasury Obligations - 3.5%
U.S. Treasury Notes:
0.875% 6/15/19	$1,950,000	$1,949,006
1.875% 12/31/19	500,000	498,633
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,447,156)		2,447,639

Bank Notes - 0.6%
KeyBank NA 2.25% 3/16/20
(Cost $398,600)	400,000	398,898

Certificates of Deposit - 10.3%
Bank of Montreal Chicago CD Program yankee 3 month U.S. LIBOR + 0.100% 2.6918% 7/1/19 (b)(c)	250,000	250,015
Credit Suisse AG yankee 3 month U.S. LIBOR + 0.170% 2.7618% 10/1/19 (b)(c)	250,000	250,096
Mitsubishi UFJ Trust & Banking Corp. yankee 1 month U.S. LIBOR + 0.320% 2.7871% 6/4/19 (b)(c)	250,000	250,011
Mizuho Corporate Bank Ltd. yankee:
1 month U.S. LIBOR + 0.090% 2.526% 9/23/19 (b)(c)	350,000	349,988
1 month U.S. LIBOR + 0.120% 2.5498% 11/27/19 (b)(c)	350,000	349,983
1 month U.S. LIBOR + 0.130% 2.5696% 10/15/19 (b)(c)	500,000	500,028
Natexis Banques Populaires New York Branch yankee:
2.68% 12/27/19	250,000	250,223
2.75% 12/20/19	300,000	300,374
Nordea Bank Finland PLC yankee 1 month U.S. LIBOR + 0.170% 2.6234% 6/13/19 (b)(c)	250,000	250,019
Royal Bank of Canada yankee 1 month U.S. LIBOR + 0.190% 2.6434% 6/12/19 (b)(c)	250,000	250,019
State Street Bank & Trust Co. 1 month U.S. LIBOR + 0.100% 2.5406% 9/20/19 (b)(c)	300,000	299,934
Sumitomo Mitsui Banking Corp. yankee:
1 month U.S. LIBOR + 0.100% 2.5514% 9/12/19 (b)(c)	300,000	300,006
1 month U.S. LIBOR + 0.140% 2.6071% 11/5/19 (b)(c)	500,000	500,059
Sumitomo Mitsui Trust Bank Ltd. yankee:
1 month U.S. LIBOR + 0.080% 2.5098% 9/30/19 (b)(c)	350,000	349,975
1 month U.S. LIBOR + 0.100% 2.553% 9/11/19 (b)(c)	300,000	300,006
1 month U.S. LIBOR + 0.100% 2.5535% 9/27/19 (b)(c)	300,000	300,000
1 month U.S. LIBOR + 0.180% 2.6334% 6/11/19 (b)(c)	250,000	250,017
3 month U.S. LIBOR + 0.090% 2.6786% 7/8/19 (b)(c)	300,000	300,017
Svenska Handelsbanken AB yankee:
1 month U.S. LIBOR + 0.120% 2.5734% 8/12/19 (b)(c)	300,000	300,048
1 month U.S. LIBOR + 0.300% 2.7406% 8/19/19 (b)(c)	250,000	250,139
3 month U.S. LIBOR + 0.050% 2.6455% 7/3/19 (b)(c)	250,000	250,014
Svenska Handelsbanken, Inc. yankee 2.61% 9/25/19	300,000	300,087
Toronto-Dominion Bank yankee 2.62% 10/18/19	400,000	400,215
TOTAL CERTIFICATES OF DEPOSIT
(Cost $7,100,000)		7,101,273

Commercial Paper - 23.6%
American Electric Power Co., Inc.:
2.7% 6/17/19	250,000	249,689
2.72% 6/12/19	250,000	249,782
Amphenol Corp.:
2.6% 6/5/19	250,000	249,912
2.6% 6/6/19	250,000	249,894
Atlantic Asset Securitization Corp. 2.61% 7/26/19 (Liquidity Facility Credit Agricole CIB)	450,000	448,252
Bank of Nova Scotia 1 month U.S. LIBOR + 0.130% 2.5676% 2/18/20 (b)(c)	500,000	499,941
Bell Canada yankee:
2.68% 7/24/19	250,000	248,977
2.7% 7/10/19	250,000	249,244
2.78% 6/13/19	250,000	249,756
2.87% 8/8/19	250,000	248,690
2.95% 6/21/19	250,000	249,605
2.96% 8/8/19	250,000	248,690
BPCE SA yankee:
2.48% 10/4/19	400,000	396,580
2.63% 6/10/19	250,000	249,835
Canadian Imperial Bank of Commerce yankee 2.58% 10/18/19	300,000	297,188
Catholic Health Initiatives 3.05% 7/17/19	100,000	99,677
Credit Agricole CIB yankee 2.66% 6/3/19	300,000	299,941
Credit Suisse AG yankee:
2.6% 9/26/19	400,000	396,710
2.64% 6/3/19	300,000	299,939
DNB Bank ASA 1 month U.S. LIBOR + 0.100% 2.5833% 10/3/19 (b)(c)	600,000	600,025
Dominion Resources, Inc.:
2.7% 6/12/19	250,000	249,782
2.7% 6/13/19	250,000	249,764
2.7% 7/8/19	350,000	349,006
2.71% 6/6/19	250,000	249,893
2.72% 6/10/19	250,000	249,820
2.75% 6/27/19	250,000	249,499
Duke Energy Corp.:
2.6% 6/4/19	250,000	249,929
2.79% 6/18/19	300,000	299,604
Gotham Funding Corp. yankee 2.57% 6/19/19 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	300,000	299,612
ING U.S. Funding LLC:
1 month U.S. LIBOR + 0.100% 2.5666% 11/8/19 (b)(c)	500,000	500,018
1 month U.S. LIBOR + 0.180% 2.6633% 6/3/19 (b)(c)	400,000	400,009
Natexis Banques Populaires New York Branch yankee 2.65% 10/1/19	300,000	297,448
Rogers Communications, Inc. yankee 2.71% 7/16/19	250,000	249,137
Sempra Global:
2.71% 6/7/19	250,000	249,875
2.71% 6/17/19	250,000	249,689
2.72% 6/5/19	250,000	249,911
2.78% 8/12/19	250,000	248,615
2.83% 8/12/19	250,000	248,615
2.9% 7/9/19	400,000	398,833
2.9% 7/23/19	250,000	249,002
Sumitomo Mitsui Trust Bank Ltd. yankee:
2.49% 9/26/19	250,000	247,976
2.58% 6/21/19	300,000	299,575
2.59% 6/19/19	300,000	299,616
Suncor Energy, Inc. yankee:
2.75% 7/5/19	250,000	249,347
2.76% 7/2/19	250,000	249,404
2.8% 6/10/19	250,000	249,820
2.8% 6/12/19	250,000	249,782
2.82% 6/6/19	250,000	249,893
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.030% 2.5951% 2/6/20 (b)(c)	400,000	399,998
yankee 2.57% 10/15/19	400,000	396,246
Toyota Motor Credit Corp. 1 month U.S. LIBOR + 0.120% 2.5596% 12/11/19 (b)(c)	500,000	500,011
Tyson Foods, Inc. 2.63% 7/1/19	250,000	249,423
Ventas Realty LP 2.64% 6/4/19	250,000	249,929
Verizon Communications, Inc.:
2.68% 6/3/19	250,000	249,947
2.7% 6/4/19	250,000	249,929
TOTAL COMMERCIAL PAPER
(Cost $16,260,715)		16,261,284
	Shares	Value

Money Market Funds - 8.7%
Fidelity Cash Central Fund 2.41% (d)
(Cost $6,008,887)	6,007,799	6,009,000
	Maturity Amount	Value

Repurchase Agreements - 2.0%
With:
Mizuho Securities U.S.A., Inc. at:
3.17%, dated 3/22/19 due 9/18/19 (Collateralized by Corporate Obligations valued at $326,083, 8.73% - 8.85%, 4/18/31 - 10/15/31)	304,755	299,980
3.2%, dated 2/22/19 due 8/21/19 (Collateralized by Corporate Obligations valued at $326,909, 8.85%, 4/18/31)	304,800	299,999
3.29%, dated 2/1/19 due 8/1/19 (Collateralized by U.S. Treasury Obligations valued at $257,928, 2.75%, 8/31/25)	254,135	250,000
Morgan Stanley & Co., Inc. at:
3.04%, dated 5/6/19 due 8/5/19 (Collateralized by Mortgage Loan Obligations valued at $288,118, 0.00% - 5.42%, 11/9/19 - 1/1/49) (b)(c)(e)	251,921	250,000
3.07%, dated 3/11/19 due 6/11/19 (Collateralized by U.S. Government Obligations valued at $259,392, 0.00% - 5.76%, 9/12/19 - 5/20/49)(b)(c)(e)	251,961	250,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,350,000)		1,349,979
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $69,122,560)		69,166,468
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(257,526)
NET ASSETS - 100%		$68,908,942

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,483,812 or 9.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) The maturity amount is based on the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$84,449
Total	$84,449

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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